Share Capital - Narrative (Details)	12 Months Ended
	Jun. 30, 2023 shares vote_per_share	Jun. 30, 2022 shares
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares) | shares	771,327	1,045,414
Number of shares to be issued (in shares) | shares	215,792	0
Restricted period of time for share transfers (in days)	180 days
Conversion ratio of ordinary shares	1
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote_per_share	10
Restricted period of time for share transfers (in days)	180 days
Class B ordinary shares | 18 Month Anniversary
Disclosure of classes of share capital [line items]
Percentage limitation of share transfer	25.00%
Class B ordinary shares | Third Anniversary
Disclosure of classes of share capital [line items]
Percentage limitation of share transfer	40.00%
Class B ordinary shares | Fifth Anniversary
Disclosure of classes of share capital [line items]
Percentage limitation of share transfer	60.00%
Class C ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote_per_share	1